                            EV TRADITIONAL HIGH YIELD

                                 MUNICIPALS FUND

                   SUPPLEMENT TO PROSPECTUS DATED JUNE 1, 1996

1. THE FOLLOWING REPLACES "ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES", THE "EXAMPLE" AND THE FIRST NOTE UNDER "SHAREHOLDER AND FUND EXPENSES" ON PAGE 2 OF THE PROSPECTUS:

    ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)

    Investment Advisory Fee                                                0.59%
    Service Plan Fees                                                      0.10%
    Other Fees                                                             0.37%
                                                                           -----
             Total Operating Expense                                       1.06%

    EXAMPLE
                                                                         1 year  3 years  5 years  10 years
                                                                         ------  -------  -------  --------
    An investor would pay the following maximum initial
    sales charge and expenses on a $1,000 investment,
    assuming (a) 5% annual return and (b) redemption
    at the end of each period:                                              $48    $70      $94      $162

NOTES:

The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its estimated expenses for the current fiscal year.

2.  THE FOLLOWING IS ADDED TO "FINANCIAL HIGHLIGHTS" ON PAGE 3 OF THE
    PROSPECTUS:

                                                                             SIX MONTHS
                                                                                ENDED
                                                                            JULY 31, 1996
                                                                             (UNAUDITED)
                                                                             -----------
         NET ASSET VALUE, beginning of period                                  $10.700
                                                                               -------

         INCOME FROM OPERATIONS:
              Net investment income                                            $ 0.357
              Net realized and unrealized gain (loss) on investments            (0.281)
                                                                               --------
                 Total income from operations                                  $ 0.076
                                                                               -------

         LESS DISTRIBUTIONS:
              From net investment income                                       $(0.335)
                                                                               -------
              In excess of net realized gain on investments                     (0.001)
                                                                               -------

                 Total distributions                                           $(0.356)
                                                                               =======

         NET ASSET VALUE, end of period                                        $10.420
                                                                               =======

         TOTAL RETURN(2)                                                         0.77%

         RATIOS/SUPPLEMENTAL DATA**:
              Net assets, end of period (000's omitted)                         $44,066
              Ratio of net expenses to average daily net assets(1)               0.35%+
              Ratio of net expenses to average daily net assets after
                 custodian fee reduction(1)                                      0.33%+
              Ratio of net investment income to average daily net assets         6.87%+

         **For the period indicated, the operating expenses of the Fund and the Portfolio reflect an assumption of expenses by the Administrator or Investment Adviser.
           Had such actions not been taken, net investment income per share and the ratios would have been as follows:

        Net investment income per share                                        $ 0.320
                                                                               =======

         RATIOS/SUPPLEMENTAL DATA:
              Expenses(1)                                                        1.08%+
              Expenses after custodian fee reduction(1)                          1.06%+
              Net investment income                                              6.14%+

3.  THE DATE OF THE PROSPECTUS IS CHANGED TO FEBRUARY 1, 1997.


FEBRUARY 1, 1997                                                         T-HYPS

                            EV TRADITIONAL HIGH YIELD

                                 MUNICIPALS FUND

      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 1996

1. THE FOLLOWING CHANGES RELATE TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE FUND:

    A. THE FOLLOWING REPLACES THE PARAGRAPH UNDER "FINANCIAL STATEMENTS" ON PAGE 21.


            The financial statements of the Fund and the Portfolio, which are included in the Fund's annual report and semi-annual report to shareholders, are incorporated by reference into this SAI. The financial statements included in the annual report have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Fund's most recent annual report and semi-annual report accompanies this SAI.

    B. THE SEMI-ANNUAL REPORT FOR THE FUND DATED JULY 31, 1996 ACCOMPANIES THIS SUPPLEMENT.

    C. THE FOLLOWING REPLACES THE TABLE "VALUE OF A $1,000 INVESTMENT" ON PAGE A-4:

            The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in shares of the Fund from commencement of operations on August 7, 1995 through July 31, 1996.

                                                VALUE OF A $1,000 INVESTMENT
                               VALUE OF      VALUE OF   TOTAL RETURN EXCLUDING       TOTAL RETURN INCLUDING
INVESTMENT     INVESTMENT       INITIAL     INVESTMENT   MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
  PERIOD          DATE        INVESTMENT*   ON 7/31/96 CUMULATIVE     ANNUALIZED    CUMULATIVE    ANNUALIZED
  ------          ----        -----------   ---------- ----------     ----------    ----------    ----------
Life of
the Fund**      8/7/95          $962.46      $1,071.67    11.34%        ---            7.17%          ---


    D. THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS CHANGED TO FEBRUARY 1, 1997.



FEBRUARY 1, 1997                                                       T-HYSAIS

EV Traditional
High Yield
Municipals
Fund

[LOGO OMITTED IN GRAPHIC SIDE BAR]

Semi-Annual

Shareholder Report

July 31, 1996

To Shareholders:

EV Traditional High Yield Municipals Fund paid its shareholders monthly income dividends totaling $0.355 per share during the six months ended July 31, 1996.+ Based on the most recent dividend paid and the Fund's net asset value per share of $10.42 on July 31, 1996, the Fund's annualized distribution rate at net asset value was 6.77%. To equal this rate in a taxable investment, a couple in the 36% Federal tax bracket would have to receive 10.58%.

The year started favorably enough, with the Federal Reserve lowering short-term interest rates. Investors' optimism was short-lived, however, as the Fed indicated its next move would likely be to raise rates. Subsequent employment data showed that the labor market was indeed tightening.

While job growth has cooled in recent months, the economy has nonetheless failed to give a clear indication of its long-term direction. Accordingly, the Federal Reserve has effectively put its monetary policy on hold, while maintaining a bias toward higher rates.

Despite the uncertainty in the market, there are several reasons we believe an investment in municipal bonds continues to represent good value for tax-conscious investors. First, while turning in somewhat faster growth than expected, the nation's economy remains subdued. GDP grew at a revised 4.8% annualized rate in the second quarter -- a relatively strong showing -- but one that is unlikely to be continued over the balance of the year. By most measures, inflation remains well under control. Second, whatever the outcome of the various tax cut proposals that have marked the campaign of both major political parties, we believe it is certain that the tax structure will remain sharply progressive. That means that municipal bonds will retain their relative value.

Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.


[GRAPHIC OF THE CONTINENTAL UNITED STATES OMITTED]

Portfolio Overview

Based on market value as of July 31, 1996

Number of issues                       67
Average quality                        BB+
Investment grade                     39.5%
Effective maturity (years)           16.5

Largest sectors:

Industrial development               25.5%
Hospitals                            22.9
Nursing homes                         9.6
Cogeneration facilities               8.7
Solid waste                           4.6

Third, on the budget front, the deficit has been reduced significantly. At present, the deficit as a percentage of GDP is the smallest of all industrialized nations, alleviating near-term borrowing needs.

Finally, and perhaps most important of all, the tax burden of our citizens is still extraordinarily high. Municipal bonds remain the best way for most individuals to relieve that burden and keep more of what they work so hard to earn.We believe that, despite the occasional market fluctuations, steadfast, long-term outlook is the best way to reap the advantages of tax-free investing.

[PHOTO OF THOMAS J. FETTER OMITTED]

Sincerely,

/S/Thomas J. Fetter

Thomas J. Fetter
President
September 10, 1996

+ A portion of the Fund's income could be subject to state, local and/or
  Federal alternative minimum tax.

Management Report

An interview with Thomas M. Metzold, portfolio manager of the High Yield Municipals Portfolio.

Q. Tom, how would you evaluate the municipal market and the Fund's performance through the first half of 1996?

A. The bond market has featured some volatility during 1996 in response to an uncertain economic outlook and wide fluctuations in interest rates. However, the municipal market has managed to outperform the taxable market during this six-month period and the high-yield muni sector has fared even better. Despite the difficult climate for the bond market, the Fund registered a positive total return during the period, while many other fixed-income vehicles posted negative returns.

It's especially important to note that municipal bonds have rallied significantly since the sharp decline of 1994. As a result, those investors who stayed with the municipal market throughout that period have fared very well.

Q. Have you made many changes to the Portfolio in the past six months?

A. I've made relatively few changes during the period. We continue our fully-invested posture, and with strongly positive cash flow, we've put that investment to work. But, in a quiet market such as the past six months, I prefer not to initiate change for the sake of mere window dressing. Given my market outlook, I'm comfortable with the way the Portfolio is structured. Frankly, there has to be a very compelling reason to make a change.

[PHOTO OF THOMAS M. METZOLD OMITTED]
Caption reads: Thomas M. Metzold

Q. There have been some contradictory economic indicators of late. How have you dealt with these changing views?

A. The Portfolio's investment mix includes a variety of projects that help to insulate the Portfolio from swings in the economy. For example, among our industrial development bonds, we own bonds with an exposure to a wide range of industries, including the steel sector, energy, fertilizers, and retailing. Elsewhere, we've maintained positions in transportation-related bonds that finance airport facilities for the nation's major airlines. Thus, our cyclical investments are spread across a wide economic spectrum.

Of course, we also maintain investments in non-cyclical projects, including hospitals, assisted living centers, and nursing homes. These projects are less economically-sensitive and tend to be influenced more by demo-graphic changes and population shifts within their service areas. They therefore add another level of diversification and help to nicely balance the Portfolio.

"The Fund provides
the opportunity to
invest in projects
across the nation
that provide vital
community
services and help
rebuild our
infrastructure."

Q. Is diversification an important element of your investment process?

A. Yes, diversification is one of the keys to managing the Portfolio.
To accomplish that end, I rely heavily on our strong analytical resources here at Eaton Vance. We try to maintain a Portfolio that represents a good cross-section of the market according to industry and bond type. We also diversify according to geographical distribution to avoid concentrating too much in a single region of the country. Finally, there is diversification in terms of maturity distribution.

Q. You mentioned Eaton Vance's research capabilities. Could you expand on that theme?

A. Yes. At Eaton Vance, we maintain a strong research effort that provides a reliable flow of information, ensures that our standards are applied uniformly, and facilitates the monitoring of our investments. By applying our own strict investment guidelines, we arrive at a complete picture of how a bond stacks up. Only after meeting our internal credit standards is a bond considered for the Portfolio.

Q. What is the role of the Eaton Vance analyst?

A. Our analysts visit hundreds of company, state, local, and agency officials annually. In additon, they maintain close contact with outside research sources and major credit ratings agencies to monitor fiscal developments at the state and local level. That way, we can detect which situations may present a good opportunity and, equally as important, which ones should be avoided. Our analysts study fundamentals regarding the overall economic outlook, as well as those developments that may impact a specific project. Bond issuers may range from very large state general obligations to a relatively small industrial project. Whatever the size of the bond, each potential investment is held to an exacting set of criteria by Eaton Vance analysts.

Q. What are the main reasons to own High Yield Municipals Fund?

A. In my view, there are several reasons why this fund merits consideration. First and foremost, there is its relatively high level of tax-exempt income. While, naturally, the Fund's past performance is no guarantee of future performance, to enjoy this level of income in a taxable investment, an investor would need to invest in B-rated corporate bonds. A second reason is that the Portfolio adds a good measure of diversification to an investor's overall portfolio, which may includes equities as well. Over time, one's overall risk may be smoothed out somewhat by investing in different asset classes.

Finally, the Portfolio provides the opportunity to invest in projects across the nation that provide vital community services and help make improvements to our infrastructure. Investors can have the confidence that their investments are benefiting the community at large.

Q. That last point is an interesting one. Can you give an example of such a situation?

A. Yes. The Portfolio owns revenue bonds issued by the Downtown Development Authority of Atlanta, GA for the The Atlanta Inn for Children. The bonds have an 8% coupon and come due in 2026. The bonds are being used to finance a daycare facility currently under construction in Atlanta. The project is sponsored by a consortium of major hotels, including
Marriott, Omni, and Hyatt. The center will be managed by Americare Early Learning Centers, Inc. and is designed to provide early learning and daycare for children of hotel employees, as well as classes in parenting skills. The sponsors of the project have entered into service agreements by which they guarantee specific student enrollment and a weekly revenue stream. This bond is an excellent example of an investment that provides a unique, tax-exempt opportunity for investors and is in concert with a project that will provide greatly needed services to a community.

[GRAPHIC SKETCH OF THE ATLANTA'S INN FOR CHILDREN OMITTED]

Q. In closing, Tom, what is your outlook for the municipal market?

A. I'm optimistic about the market for several reasons. First, the economy continues to muddle along, marked by steady but unspectacular growth and low inflation. That is certainly a good scenario for bonds. Second, the equity market has again reached record highs without a significant correction. That suggests that bonds may be a better value at this point than equities. Finally, tax-exempt income continues to have great appeal for investors. Municipal bonds represent the last, readily available way for taxpayers to reduce their tax burden. For these reasons, I believe municipals remain a source of continuing value for investors and should merit consideration for their portfolios.

EV Traditional High Yield Municipals Fund
Financial Statements

Statement of Assets and Liabilities
-------------------------------------------------------------------------------------------------------
July 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------------
Assets:
Investment in High Yield Municipals Portfolio (Portfolio), at value (Note 1A)
(identified cost, $43,536,587)                                                              $43,771,680
Receivable for Fund shares sold                                                                 524,334
Receivable from Administrator (Note 4)                                                           23,275
Deferred organization expenses (Note 1D)                                                         35,976
                                                                                            -----------
Total assets                                                                                $44,355,265
Liabilities:
Dividends payable                                                              $245,980
Payable for Fund shares redeemed                                                 25,240
Payable to affiliate --
Trustees' fees                                                                       14
Accrued expenses                                                                 18,322
                                                                            -----------
Total liabilities                                                                               289,556
                                                                                            -----------
Net Assets for 4,227,501 shares of beneficial interest outstanding                          $44,065,709
                                                                                            ===========


Sources of Net Assets:
Proceeds from sales of shares (including shares issued to shareholders electing
to receive payment of distributions in shares), less cost of shares redeemed                $43,970,773
Accumulated undistributed net realized loss on investment transactions
(computed on the basis of identified cost)                                                     (150,023)
Unrealized appreciation of investments (computed on the basis of identified cost)               235,093
Accumulated undistributed net investment income                                                   9,866
                                                                                            -----------
Total                                                                                       $44,065,709
                                                                                            ===========


Net Asset Value and Redemption Price Per Share
($44,065,709 (divided by) 4,227,501 shares of beneficial interest)                               $10.42
                                                                                                 ======


Computation of Offering Price:
Offering price per share (100/96.25 of $10.42)                                                   $10.83
                                                                                                 ======

On sales of $50,000 or more the offering price is reduced.

See notes to financial statments



Statement of Operations
-------------------------------------------------------------------------------------------------------
For the Six Months Ended July 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------------
Investment Income (Note 1B):
Interest income allocated from Portfolio                                                     $1,352,763
Expenses allocated from Portfolio                                                               (16,294)
                                                                                             ----------
Total investment income                                                                      $1,336,469
Expenses --
Compensation of Trustees not members of the
Administrator's organization (Note 4)                                               $83
Custodian fee                                                                     1,172
Service fees (Note 5)                                                               355
Transfer and dividend disbursing agent fees                                      15,934
Printing and postage                                                             14,578
Legal and accounting services                                                     5,818
Registration costs                                                               27,032
Amortization of organization expenses (Note 1D)                                   4,054
Miscellaneous                                                                       732
                                                                             ----------
Total expenses                                                                  $69,758
Deduct --
Preliminary allocation of expenses to the Administrator (Note 4)                 23,275
                                                                             ----------
Net expenses                                                                                     46,483
                                                                                             ----------
Net investment income                                                                        $1,289,986
                                                                                             ----------



Realized and Unrealized Loss from Portfolio:
Net realized loss on investments (identified cost basis)                      ($150,023)
Change in unrealized appreciation (depreciation) of investments                (568,682)
                                                                             ----------
Net realized and unrealized loss on investments                                               ($718,705)
                                                                                             ----------
Net increase in net assets resulting from operations                                           $571,281
                                                                                             ==========

See notes to financial statements



Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------
                                                                             Six Months           Year
                                                                                  Ended           Ended
                                                                          July 31, 1996     January 31,
                                                                            (Unaudited)           1996*
                                                                          -------------- --------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                        $1,289,986        $534,575
Net realized gain (loss) on investments                                        (150,023)          4,443
Change in unrealized appreciation (depreciation) of investments                (568,682)        803,775
                                                                            -----------     -----------
Net increase in net assets resulting from operations                           $571,281      $1,342,793
                                                                            -----------     -----------
Distributions to shareholders --
From net investment income                                                  ($1,279,863)      ($534,575)
In excess of net investment income                                                   --            (257)
In excess of net realized gain on investments                                    (4,443)             --
                                                                            -----------     -----------
Total distributions to shareholders                                         ($1,284,306)      ($534,832)
                                                                            -----------     -----------
Transactions in shares of capital stock (Note 3) -
Proceeds from sale of shares                                                $17,159,542     $30,289,128
Net asset value of shares issued to shareholders in payment of
distributions declared                                                          339,130         173,528
Cost of shares redeemed                                                      (3,254,552)       (736,003)
                                                                            -----------     -----------
Net increase in net assets from Fund share transactions                     $14,244,120     $29,726,653
                                                                            -----------     -----------
Net increase in net assets                                                  $13,531,095     $30,534,614
Net Assets:
At beginning of period                                                       30,534,614              --
                                                                            -----------     -----------
At end of period (including undistributed (distributions in excess of)
net investment income of $9,866 and ($257), respectively)                   $44,065,709     $30,534,614
                                                                            ===========     ===========

* For the period from the start of business, August 7, 1995, to January 31, 1996.

See notes to financial statements



Financial Highlights
-------------------------------------------------------------------------------------------------------
                                                                             Six Months            Year
                                                                                  Ended           Ended
                                                                          July 31, 1996      January 31,
                                                                             (Unaudited)           1996*
                                                                             ----------      ----------
Net asset value -- Beginning of period                                          $10.700         $10.000
                                                                                -------         -------

Income from operations:
Net investment income                                                            $0.357          $0.340
Net realized and unrealized gain (loss) on investments                          ($0.281)         $0.700
                                                                                -------         -------
Total income (loss) from operations                                              $0.076          $1.040
                                                                                -------         -------

Less distributions:
From net investment income                                                      ($0.355)        ($0.340)
In excess of net realized gain on investments                                   ($0.001)             --
                                                                                -------         -------
Total distributions                                                             ($0.356)        ($0.340)
                                                                                -------         -------
Net asset value -- End of period                                                $10.420          $10.70
                                                                                =======         =======

Total Return (2)                                                                   0.77%          10.50%

Ratios/Supplemental Data**
Net assets, end of period (000's omitted)                                       $44,066         $30,535
Ratio of net expenses to average daily net assets (1)                              0.35%+          0.09%+
Ratio of net expenses to average daily net assets after custodian
fee reduction (1)                                                                 0.33%+          0.09%+
Ratio of net investment income to average daily net assets                         6.87%+          6.60%+

** The expenses related to the operation of the Fund and Portfolio reflect an assumption of expenses by the Administrator or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

Net investment income per share                                                  $0.320          $0.291
                                                                                =======         =======

Ratios/Supplemental Data:
Expenses (1)                                                                       1.08%+          1.04%+
Expenses after custodian fee reduction (1)                                         1.06%+          1.04%+
Net investment income                                                              6.14%+          5.65%+

 +  Computed on an annualized basis.
 *  For the period from the start of business, August 7, 1995, to January 31, 1996.
(1) Includes the Fund's share of High Yield Municipals Portfolio's allocated expenses.
(2) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.  Total return is computed on a non-annualized basis.

See notes to financial statements


Notes to Financial Statements
(Unaudited)

(1) Significant Accounting Policies

EV Traditional High Yield Municipals Fund (the Fund) is a non-diversified series of Eaton Vance Municipal Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Fund invests all of its investable assets in interests in the High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Port-folio reflects the Fund's proportionate interest in the net assets of the Portfolio (34.4% at July 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from the net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

E. Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the statment of operations.

F. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other -- Investment transactions are accounted for on a trade date basis.

H. Interim Financial Information -- The interim financial statements relating to July 31, 1996 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

During the six months ended July 31, 1996, $4,443 ($0.001 per share) was reclassified from distributions from net investment income to distributions from net realized gain on investments.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                        Six Months     Year Ended
                                             Ended     January 31,
                                     July 31, 1996           1996*
                                    --------------   ------------
Sales                                    1,655,410      2,907,342
Issued to shareholders electing to
receive payments of distributions in
Fund shares                                 32,812         16,353
Redemptions                               (315,227)       (69,189)
                                      ------------   ------------
Net increase                             1,372,995      2,854,506
                                      ============   ============

* For the period from the start of business, August 7, 1995, to January
31, 1996.

(4) Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund, $23,275 of expenses related to the operation of the Fund were allocated, on a preliminary basis, to EVM. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, did not receive any portion of the sales charge on sales of Fund shares for the six months ended July 31, 1996. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.

(5) Service Plan

The Fund has adopted a Service Plan designed to meet the service fee requirements of the sales charge rule of The National Association of Securities Dealers, Inc. The Service Plan provides that the Fund may make service fee payments to the Principal Underwriter, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Provision for service fee payments for the six months ended July 31, 1996 amounted to $355.

(6) Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ending July 31, 1996 aggregated $17,387,247 and $4,123,646, respectively.


High Yield Municipals Portfolio

Portfolio of Investments
July 31, 1996
(Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Investments -- 100%
-------------------------------------------------------------------------------------------------------------------------
        Principal
           Amount
             (000
          Omitted)  Security                                                                                        Value
-------------------------------------------------------------------------------------------------------------------------
                   Assisted Living -- 3.8%
           $2,500  Arizona Health Facilities Authority, Care Institute-Mesa Project, 7.625%, 1/1/26            $2,265,825
            1,000  Chester County, Pennsylvania, IDA, Senior LifeChoice of Kimberton (AMT), 8.5%,
                   9/1/25                                                                                       1,018,770
            1,600  Delaware County, Pennsylvania, Industrial Development Authority, Senior
                   Quarters at Glen Riddle Project (AMT), 8.625%, 9/1/25                                        1,600,400
                                                                                                             ------------
                                                                                                               $4,884,995
                                                                                                             ------------
                   Cogeneration Facilities -- 8.7%
           $3,500  Maryland Energy Cogeneration, AES Warrior Run Project (AMT), 7.4%, 9/1/19                   $3,639,160
            3,500  Palm Beach County, Florida, Osceola Power Project (AMT), 6.95%, 1/1/22                       3,208,730
            3,500  Pennsylvania Economic Development Financing Authority, Northampton
                   Generating Project (AMT), 6.6%, 1/1/19                                                       3,315,305
            1,000  Pennsylvania Economic Development Finance Authority, Northampton
                   Generating Project-Subordinated (AMT), 6.875%, 1/1/11                                          968,710
                                                                                                             ------------
                                                                                                              $11,131,905
                                                                                                             ------------
                   Colleges & Universities -- 1.6%
           $2,000  New Hampshire Higher Educational and Health Facilities Authority, Colby-Sawyer
                   College, 7.5%, 6/1/26                                                                       $2,024,720
                                                                                                             ------------
                   Escrowed -- 4.3%
           $1,400  Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/20                    $266,868
            2,995  Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/22                     484,831
           10,000  Dawson Ridge Metropolitan District #1, Douglas County, Colorado, 0%, 10/1/22                 1,592,100
            3,500  Dawson Ridge Metropolitan District #1, Douglas County, Colorado, 0%, 10/1/22                   557,235
            3,295  Illinois Development Finance Authority, Regency Park Project, 0%, 7/15/25                      420,244
            1,000  Montgomery County, Pennsylvania, United Hospitals, 8.375%, 11/1/11                           1,131,680
            1,000  Montgomery County, Pennsylvania, United Hospitals, 7.5%, 11/1/15                             1,088,880
                                                                                                             ------------
                                                                                                               $5,541,838
                                                                                                             ------------
                   Hospitals -- 22.9%
           $2,500  Hidalgo County, Texas, Health Services Corp., Mission Hospital, Inc., 6.875%, 8/15/26       $2,492,025
            3,000  Louisiana Public Finance Authority, General Health Systems Project, 6.8%, 11/1/16            2,993,010
            3,000  Lufkin, Texas, Memorial Health System, 6.875%, 2/15/26                                       2,998,020
            3,000  Massachusetts Health and Education Facilities Authority, Sisters of Providence
                   Hospital, 6.625%, 11/15/22                                                                   2,935,680
            3,000  Massachusetts Health and Education Facilities Authority, Milford-Whitinsville Hospital       3,089,190
                   7.75%, 7/15/17
            1,000  Michigan State Hospital Finance Authority, Central Michigan Community Hospital, 6.25%,
                   10/1/27                                                                                        940,100
              275  Missouri Health and Education Facilities Authority, Jefferson Memorial Hospital, 6%,
                   8/15/23                                                                                        246,703
            1,950  Missouri Health and Education Facilities Authority, Jefferson Memorial Hospital
                   Association Project, 6.8%, 5/15/25                                                           1,939,957
                   Hospitals  (Continued)
            2,205  Philadelphia, Pennsylvania, Graduate Health System, 6.625%, 7/1/21                           2,130,603
            2,650  Prince George's, Maryland, Greater Southeast Health, 6.375%, 1/1/23                          2,442,691
            1,000  San Bernadino, California, San Bernadino Community Hospital, 7.875%, 12/1/08                 1,006,050
            1,325  San Bernadino, California, San Bernadino Community Hospital, 7.875%, 12/1/19                 1,333,016
            1,500  Scranton-Lackawanna, Pennsylvania, Moses Taylor Hospital, 8.5%, 7/1/20                       1,604,445
            1,500  Vermont Health & Education, Northwest Medical Center Project, 6.25%, 9/1/18                  1,430,940
            1,500  Wells County, Indiana, Caylor-Nickel Medical Center, 8.75%, 4/15/12                          1,696,965
                                                                                                             ------------
                                                                                                              $29,279,395
                                                                                                             ------------
                   Housing -- 1.9%
           $2,500  Lucas County, Ohio, EDA, County Creek Project (AMT), 8%, 7/1/26                             $2,377,775
                                                                                                             ------------
                   Industrial Development Revenue Bonds -- 25.5%
           $2,000  Camden County, New Jersey, Holt Hauling and Warehousing System, Inc. Project (AMT),
                   9.875%, 1/1/21                                                                              $2,011,020
            2,000  Florence County, Kentucky, IDR, Stone Container Co., 7.375%, 2/1/07                          2,046,700
            3,000  Gulf Coast Waste Disposal, Texas, Champion International Corporation (AMT),
                   6.875%, 12/1/28                                                                              3,093,720
            2,700  Hancock County, Kentucky, Southwire Co. Project (AMT), 7.75%, 7/1/25                         2,756,483
            2,500  Kansas City, Missouri, IDA, AFCO Cargo MCI (AMT), 8.5%, 1/1/17                               2,708,800
            1,000  Michigan Strategic, PCR, Roseville K-Mart Co., 6.25%,10/1/06                                   904,790
            3,500  Michigan Strategic, PCR, S.D. Warren Series-87C (AMT), 7.375%, 1/15/22                       3,544,240
            1,000  Mobile, Alabama, IDA, Mobile Energy Project, 6.95%, 1/1/20                                   1,032,800
            1,135  New Albany, Indiana, IDA, K-Mart Co., 7.4%, 6/1/06                                           1,118,531
            2,750  New Hampshire Business Finance Authority, Crown Paper Co. (AMT), 7.875%, 7/1/26              2,779,563
            1,500  New Jersey EDA, Holt Hauling and Warehousing System, Inc. (AMT), 9.75%, 12/15/16             1,554,480
              500  New Jersey EDA, 777 Pattison Ave., Inc. (AMT), 8.95%, 12/15/18                                 521,935
            2,500  State of Ohio Solid Waste, Republic Engineered Steel, Inc. Project (AMT), 9%, 6/1/21         2,568,450
              500  Philadelphia, Pennsylvania, IDA, Refrigerated Enterprises (AMT), 9.05%, 12/1/19                528,890
            3,345  Riverdale Village, Illinois, IDA, ACME Metals, Inc. Project (AMT), 7.95%, 4/1/25             3,374,771
            2,000  Tooele County, Utah, IDA, Laidlaw/USPCI Incineration, Inc. (AMT), 6.75%, 8/1/10              2,054,460
                                                                                                             ------------
                                                                                                              $32,599,633
                                                                                                             ------------
                   Insured Water and Sewer -- 2.1%
           $3,000  Detroit, Michigan, Sewer Revenue, (FGIC), Variable Rate, 7/1/23 (1)                         $2,737,500
                                                                                                             ------------
                   Lease/Certificates of Participation -- 1.5%
           $9,190  Los Angeles, California, COP, Disney Parking Project, 0%, 9/1/19                            $1,877,425
                                                                                                             ------------
                   Life Care -- 2.8%
           $3,500  Delaware County, Pennsylvania, White Horse Village, 7.3%, 7/1/14                            $3,510,675
                                                                                                             ------------
                   Miscellaneous -- 1.7%
           $2,300  Atlanta, Georgia, Downtown Development Authority, Central Atlanta Hospitality
                   Childcare, Inc., 8%, 1/1/26                                                                 $2,178,468
                                                                                                             ------------
                   Multi-Purpose Utilities -- 3.5%
           $2,500  New York State Energy, Research and Development Authority, Long Island Lighting Co.
                   (AMT), 7.15%, 9/1/19                                                                        $2,493,900
            2,000  Southern California Public Power Authority, Variable Rate, 7/1/12 (1)                        2,010,000
                                                                                                             ------------
                                                                                                               $4,503,900
                                                                                                             ------------
                   Nursing Homes -- 9.6%
           $1,500  Cuyahoga County, Ohio, Health Care Facilities, Judson Retirement Community, 8.875%,
                   7/1/12                                                                                       1,614,915
            1,250  Greene County, Ohio, IDA, Fairview Extended Care-91, 10.125%, 1/1/11                         1,411,725
            1,850  Massachusetts Health & Education Facilities Authority, Fairview Extended Care,
                   10.125%,1/1/11                                                                               2,089,353
            2,500  Massachusetts Industrial Finance Authority, AGE Institute of Massachusetts, 8.05%, 11/       2,471,775
            1,000  Mississippi Business Finance Corp., Magnolia Health Care-95A, 7.99%, 7/1/25                    973,540
            2,175  Missouri Economic Development Authority, Beverly Enterprises, Inc., 8%, 12/1/02              2,257,324
            1,250  Wilkins Area, Pennsylvania, IDA, Fairview Extended Care, 10.25%, 1/1/21                      1,417,525
                                                                                                             ------------
                                                                                                              $12,236,157
                                                                                                             ------------
                   Pooled Loans -- 1.6%
           $2,000  Osceola County, Florida, IDA, Community Pooled Loan-93, 7.75%, 7/1/17                       $2,011,240
                                                                                                             ------------
                   Solid Waste -- 4.6%
          $10,090  Mercer County, New Jersey, Solid Waste Improvement Bonds (AMT), 0%, 4/1/15                  $2,403,337
            3,500  Robbins, Cook County, Illinois, Resource Recovery-94B (AMT), 9.25%, 10/15/14                 3,412,500
                                                                                                             ------------
                                                                                                               $5,815,837
                                                                                                             ------------
                   Transportation -- 3.9%
           $1,500  Denver, Colorado, Special Facilities Airport Revenue Bonds, United Airlines
                   Project (AMT), 6.875%, 10/1/32                                                              $1,526,460
              500  Eagle County, Colorado, Airport Terminal Project, 7.5%, 5/1/21                                 511,750
           10,000  San Joaquin Hills, California, Toll Roads, 0%, 1/1/25                                        1,500,600
           10,000  San Joaquin Hills, California, Toll Roads, 0%, 1/1/26                                        1,403,600
                                                                                                             ------------
                                                                                                               $4,942,410
                                                                                                             ------------
                   Total Tax-Exempt Investments (identified cost $127,211,380)                               $127,653,873
                                                                                                             ============

(1)  The above designated securities have been issued as inverse floater bonds.
AMT -- Interest earned from these securities may be considered a tax preference item for purpose of the Federal
Alternative Minimum Tax.

At July 31, 1996, the concentration of the Portfolio's investments in various states determined as a percentage of total investments is as follows:

                   Pennsylvania                                                                                   14.40%
                   Others, representing less than 10% individually                                                85.60%

See notes to financial statements



High Yield Municipals Portfolio

Financial Statements
Statement of Assets and Liabilities
----------------------------------------------------------------------------------------------------------------------
July 31, 1996 (Unaudited)
----------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value (Note 1A) (identified cost, $127,211,380)                                           $127,653,873
Cash                                                                                                            60,280
Receivable for investments sold                                                                                985,227
Interest receivable                                                                                          1,672,766
Deferred organization expenses (Note 1D)                                                                         9,990
                                                                                                          ------------
Total assets                                                                                              $130,382,136
Liabilities:
Demand note payable (Note 5)                                                               $3,308,000
Payable to affiliate --
Trustees' fees                                                                                    564
Accrued expenses                                                                                7,535
                                                                                         ------------
Total liabilities                                                                                            3,316,099
                                                                                                          ------------
Net Assets applicable to investors' interest in Portfolio                                                 $127,066,037
                                                                                                          ============

Sources of Net Assets:
Net proceeds from capital contributions and withdrawals                                                   $126,623,544
Unrealized appreciation of investments (computed on the basis of identified cost)                              442,493
                                                                                                          ------------
Total                                                                                                     $127,066,037
                                                                                                          ============

See notes to financial statements



Statement of Operations
----------------------------------------------------------------------------------------------------------------------
For the Six Months Ended July 31, 1996 (Unaudited)
----------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                                                             $3,662,446
Expenses --
Investment adviser fee (Note 2)                                                              $304,120
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                                                      3,925
Custodian fee                                                                                  13,760
Legal and accounting services                                                                  21,649
Amortization of organization expenses (Note 1D)                                                   200
Miscellaneous                                                                                  14,198
                                                                                           ----------
Total expenses                                                                               $357,852
                                                                                           ----------
Deduct --
Preliminary reduction of investment advisor fee (Note 2)                                     $302,904
Deduct reduction of custodian fee (Note 1H)                                                    10,948
                                                                                           ----------
Total                                                                                        $313,852
                                                                                           ----------
Net expenses                                                                                                    44,000
                                                                                                            ----------
Net investment income                                                                                       $3,618,446


Realized and Unrealized Loss on Investments:
Net realized loss on investments (identified cost basis)                                    ($405,635)
Change in unrealized appreciation (depreciation) of investments                            (1,209,116)
                                                                                           ----------
Net realized and unrealized loss on investments                                                             (1,614,751)
                                                                                                            ----------
Net increase in net assets resulting from operations                                                        $2,003,695
                                                                                                            ==========

See notes to financial statements



Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------
                                                                                           Six Months             Year
                                                                                                Ended            Ended
                                                                                        July 31, 1996       January 31,
                                                                                          (Unaudited)             1996*
                                                                                       --------------   --------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                                      $3,618,446       $1,186,284
Net realized gain (loss) on investments                                                      (405,635)           9,767
Change in unrealized appreciation (depreciation) of investments                            (1,209,116)       1,651,609
                                                                                         ------------      -----------
Net increase in net assets resulting from operations                                       $2,003,695       $2,847,660
                                                                                         ------------      -----------
Capital transactions --
Contributions                                                                             $61,611,160      $71,481,492
Withdrawals                                                                                (8,626,285)      (2,351,685)
                                                                                         ------------      -----------
Increase in net assets resulting from capital transactions                                $52,984,875      $69,129,807
                                                                                         ------------      -----------
Total increase in net assets                                                              $54,988,570      $71,977,467
Net Assets:
At beginning of period                                                                     72,077,467          100,000
                                                                                         ------------      -----------
At end of period                                                                         $127,066,037      $72,077,467
                                                                                         ============      ===========

* For the period from the start of business, August 7, 1995, to January 31, 1996.

----------------------------------------------------------------------------------------------------------------------
Supplementary Data
----------------------------------------------------------------------------------------------------------------------
                                                                                           Six Months             Year
                                                                                                Ended            Ended
                                                                                        July 31, 1996       January 31,
                                                                                           (Unaudited)            1996*
                                                                                       --------------   --------------
Ratios (as a percentage of average daily net assets)**:
Expenses                                                                                         0.11%+           0.06%+
Expenses after custodian fee reduction                                                           0.09%+           0.06%+
Net investment income                                                                            7.18%+           6.95%+
Portfolio Turnover                                                                                 26%              32%

** The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (as a percentage of average daily net assets):
Expenses                                                                                         0.71%+           0.71%+
Expenses after custodian fee reduction                                                           0.69%+           0.71%+
Net investment income                                                                            6.57%+           6.30%+

+ Annualized.
* For the period from the start of business, August 7, 1995, to January 31, 1996.

See notes to financial statements


Notes to Financial Statements
(Unaudited)

(1) Significant Accounting Policies

High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G. When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

H. Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the statment of operations.

I. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

J. Other -- Investment transactions are accounted for on a trade date basis.

K. Interim Financial Information -- The interim financial statements relating to July 31, 1996 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sale of securities). For the six months ended July 31, 1996, the fee was equivalent to 0.60% (annualized) of the Portfolio's average net assets for such period and amounted to $304,120. To enhance the net income of the Portfolio, BMR made a preliminary reduction of its fee in the amount of $302,904. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred
Compensation Plan. For the six months ended July 31, 1996, no significant amounts have been deferred.

(3) Investments

Purchases and sales of investments, other than U.S. Government securities and short term obligations, aggregated $83,108,151 and $25,803,085, respectively.

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned at July 31, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                       $127,211,380
                                     ============
Gross unrealized appreciation          $1,797,573
Gross unrealized depreciation           1,355,080
                                     ------------
     Net unrealized appreciation        $ 442,493
                                     ============

(5) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1U4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowing or allocated fees during the six months ended July 31, 1996. At July 31, 1996, the Portfolio had a loan balance outstanding pursuant to this line of credit of $3,308,000.

(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at July 31, 1996.

Investment Management

EV Traditional
High Yield
Municipals Fund
24 Federal Street
Boston, MA 02110

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



High Yield
Municipals
Portfolio
24 Federal Street
Boston, MA 02110

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Thomas M. Metzold
Vice President
and Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant
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Investment Adviser of
High Yield Municipals Portfolio

Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Traditional High Yield
Municipals Fund

Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter

Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian

Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent

First Data Investors Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV Traditional
High Yield Municipals Fund
24 Federal Street
Boston, MA 02110                          T-HYSRC-9/96